SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13:- SUBSEQENT EVENTS

From January 1, 2014 through March 26, 2014, the Company had sold through the Cantor Sales Agreement an aggregate of 261,654 of its ordinary shares, and received gross proceeds of $952 before deducting issuance expenses in an amount of $29.

On March 26, 2014, the Company's Board of Directors approved a grant to employees of options to purchase a total of 55,000 Ordinary Shares, at an exercise price of $5.16 per share. In addition, the Company's Board of Directors approved the granting of 3,000 RSUs to certain employees.